Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our PEO and non-PEO
NEOs for the fiscal years ended December 31, 2023, 2022 and 2021, and our financial performance for each such fiscal year:

					Value of Initial $100 Fixed Investment Based on (3)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in thousands) ($)	Net Product Revenue (in thousands) ($)
2023	2,146,499	1,007,034	2,256,711	1,952,842	448	54	71,410	396,502
2022	6,923,782	17,549,684	2,674,788	7,393,846	496	69	83,079	213,938
2021	2,089,432	5,369,277	1,361,793	2,328,165	181	94	39,482	137,997

(1)
Amounts represent compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our non-PEO
NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(2)
Fair value or change in fair value, as applicable, of stock options in the “Compensation Actually Paid” columns was estimated using a Black-Scholes option pricing model for the purposes of this disclosure in accordance with SEC rules and do not reflect compensation actually earned, realized or received during each applicable year. The calculation of CAP for
purposes of this table includes
point-in-time
fair values of equity awards and those values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO
NEOs for each applicable fiscal year.

(3)
For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2023 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
2021	2,089,432	1,041,324	978,593	1,424,326	—	1,918,250	5,369,277

Average Non-PEO NEOs
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846
2021	1,361,793	767,761	804,173	456,388	—	473,572	2,328,165
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2023, 2022 and 2021.

	For Stock Options Vesting in
	2023	2022	2021
Risk-free interest rate	3.75% - 4.65%	1.30% - 4.00%	0.35% - 1.17%
Expected term	4.5 years	4.5 years	4.5 years
Expected volatility	68.0% - 71.0%	68.4% - 69.5%	68.6% - 72.8%
Expected dividend yield	—	—	—
Expected forfeiture rate	—	—	—

	Weighted Average Fair Value of Full Value Awards Vesting in
	2023	2022	2021
For Restricted Stock Units	$11.25	$4.65	$4.65

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
The Company’s principal executive officer (“
PEO
”) and our
non-PEO
named executive officers (“
NEO
s”) were as follows for the fiscal years ended December 31, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2023	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Jeffrey Del Carmen
2022	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Jeffrey Del Carmen
2021	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Preethi Sundaram

Peer Group Issuers, Footnote	For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.
PEO Total Compensation Amount	$ 2,146,499	$ 6,923,782	$ 2,089,432
PEO Actually Paid Compensation Amount	$ 1,007,034	17,549,684	5,369,277
Adjustment To PEO Compensation, Footnote
In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2023 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
2021	2,089,432	1,041,324	978,593	1,424,326	—	1,918,250	5,369,277

Average Non-PEO NEOs
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846
2021	1,361,793	767,761	804,173	456,388	—	473,572	2,328,165

Non-PEO NEO Average Total Compensation Amount	$ 2,256,711	2,674,788	1,361,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,952,842	7,393,846	2,328,165
Adjustment to Non-PEO NEO Compensation Footnote
In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2023 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
2021	2,089,432	1,041,324	978,593	1,424,326	—	1,918,250	5,369,277

Average Non-PEO NEOs
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846
2021	1,361,793	767,761	804,173	456,388	—	473,572	2,328,165

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2023 Performance Measures
The following list represents the financial and
non-financial
performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO
NEOs to company performance. The measures in this list are not ranked. Of these measures, we have identified Net Product Revenue as our most important of our financial performance measures used to link Compensation Actually Paid to our PEO and non-PEO
NEOs to company performance:
Net Product Revenue
Net Income
Completion of a transformational acquisition
Quality and Compliance

Total Shareholder Return Amount	$ 448	496	181
Peer Group Total Shareholder Return Amount	54	69	94
Net Income (Loss)	$ 71,410,000	$ 83,079,000	$ 39,482,000
Company Selected Measure Amount	396,502,000	213,938,000	137,997,000
PEO Name	Patrick J. McEnany
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Completion of a transformational acquisition
Measure:: 4
Pay vs Performance Disclosure
Name	Quality and Compliance
PEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (749,999)	$ (5,727,859)	$ (1,041,324)
PEO | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,365	7,659,348	978,593
PEO | Annual Change in Value of Prior Year Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(736,903)	3,460,212	1,424,326
PEO | Change in Value of Prior Year Awards that Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(595,928)	5,234,201	1,918,250
Non-PEO NEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,446,560)	(1,939,664)	(767,761)
Non-PEO NEO | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,819,515	2,316,864	804,173
Non-PEO NEO | Annual Change in Value of Prior Year Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,149)	2,394,265	456,388
Non-PEO NEO | Change in Value of Prior Year Awards that Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (350,675)	$ 1,947,593	$ 473,572